Cash and cash equivalents (Tables)	6 Months Ended
Dec. 31, 2021
Cash and cash equivalents
Schedule of cash and cash equivalents

	31 December	30 June	31 December
	2021	2021	2020
	£’000	£’000	£’000
Cash at bank and in hand	87,434	110,658	80,620